Prepayments and Other Non-Current Assets	6 Months Ended
Jun. 30, 2023
Prepayments and Other Non-Current Assets [Abstract]
Prepayments and other non-current assets
8.	Prepayments and other non-current assets

Prepaid expenses and other current assets consisted of the following:

	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Prepayments to software developer	$3,460	$-
Prepayments to Haicang property	4,484	-
Other current assets	96	141
Total	$8,040	$141

On May 5, 2023, the Company made a deposit of 3.46M (RMB 25 million) to ZhongYi Digital Intelligence Technology to develop the ChatGPT Software. The total development period is 18 months.

On May 18, 2023, the Company (the “Buyer”) entered into a pre-sale agreement with Xiamen Haicang District People’s Government (the “Seller”), pursuant to which the Company agreed to purchase the Service industrial park building, located in Haicang District of Xiamen City. The buyer immediately pays $4.48 million deposit at the time of signing this agreement and the remaining shall be settled at the Closing. The building was estimated to be put into use on December 31, 2028.